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                                                                October 27, 2014

                                                              Summary Prospectus

         Cambiar Global Select Fund | Ticker: Institutional Class Shares - CAMTX

                                                 The Advisors' Inner Circle Fund



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Before you invest, you may want to review the Fund's complete prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund online at www.cambiar.com/invest-today. You can also get this information at no cost by calling 1-866-777-8227, by sending an e-mail request to cambiarfunds@seic.com, or by asking any financial intermediary that offers shares of the Fund. The Fund's prospectus and statement of additional information, both dated October 27, 2014, are incorporated by reference into this summary prospectus and may be obtained, free of charge, at the website, phone number or e-mail address noted above.

FUND INVESTMENT OBJECTIVE

The Cambiar Global Select Fund (the "Fund") seeks long-term capital appreciation.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Institutional Class Shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

  ------------------------------------------------------------------------------
  Redemption Fee (as a percentage of amount redeemed, if shares
  redeemed have been held for less than 90 days)                           2.00%

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)


Management Fees(1)                                                        0.90%
Other Expenses                                                            4.52%
                                                                         -------
Acquired Fund Fees and Expenses                                           0.01%
                                                                         -------
Total Annual Fund Operating Expenses                                      5.43%
Less Fee Reductions and/or Expense Reimbursements                        (4.47)%
                                                                         -------
Total Annual Fund Operating Expenses After Fee Reductions and/or
  Expense Reimbursements(2)                                               0.96%


(1) MANAGEMENT FEES HAVE BEEN RESTATED TO REFLECT CURRENT FEES DUE TO A REDUCTION IN THE MANAGEMENT FEE FOR THE FUND THAT OCCURRED ON AUGUST 28, 2014.

(2) CAMBIAR INVESTORS LLC (THE "ADVISER") HAS CONTRACTUALLY AGREED TO REDUCE FEES AND REIMBURSE EXPENSES IN ORDER TO KEEP NET OPERATING EXPENSES (EXCLUDING INTEREST, TAXES, BROKERAGE COMMISSIONS, ACQUIRED FUND FEES AND EXPENSES, AND EXTRAORDINARY EXPENSES (COLLECTIVELY, "EXCLUDED EXPENSES")) FROM EXCEEDING 0.95% OF THE FUND'S INSTITUTIONAL CLASS SHARES' AVERAGE DAILY NET ASSETS UNTIL SEPTEMBER 1, 2016. IN ADDITION, IF AT ANY POINT TOTAL ANNUAL FUND OPERATING EXPENSES (NOT INCLUDING EXCLUDED EXPENSES) ARE BELOW THE EXPENSE CAP, THE ADVISER MAY RECEIVE FROM THE FUND THE DIFFERENCE BETWEEN THE TOTAL ANNUAL FUND OPERATING EXPENSES (NOT INCLUDING EXCLUDED EXPENSES) AND THE EXPENSE CAP TO RECOVER ALL OR A PORTION OF ITS PRIOR FEE REDUCTIONS OR EXPENSE REIMBURSEMENTS MADE DURING THE PRECEDING THREE-YEAR PERIOD DURING WHICH THIS AGREEMENT WAS IN PLACE. THIS AGREEMENT MAY BE
     TERMINATED: (I) BY THE BOARD OF TRUSTEES (THE "BOARD") OF THE ADVISORS' INNER CIRCLE FUND (THE "TRUST"), FOR ANY REASON AT ANY TIME; OR (II) BY THE ADVISER, UPON NINETY (90) DAYS' PRIOR WRITTEN NOTICE TO THE TRUST, EFFECTIVE AS OF THE CLOSE OF BUSINESS ON SEPTEMBER 1, 2016.

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EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including capped expenses for the period in the footnote to the fee table) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          1 YEAR      3 YEARS      5 YEARS      10 YEARS
--------------------------------------------------------------------------------
           $98         $861        $2,018        $4,867

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the Example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 67% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies located throughout the world. The equity securities in which the Fund generally invests are common stocks and American Depositary Receipts ("ADRs"). The Fund may invest in securities of companies of any market capitalization and expects, under normal market conditions, to invest in at least three different countries and invest at least 40% of its assets in non-U.S. companies. The Adviser considers a company to be a "non-U.S. company" if: (i) 50% of the company's assets are located outside of the United States; or (ii) 50% of the company's revenues are generated outside of the United States; or (iii) the company is domiciled or doing a substantial amount of business outside of the United States. The majority of these companies

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operate in "established" markets; however, when opportunities warrant, the Adviser may invest up to 25% of its assets in securities of companies in "emerging market" countries. An "emerging market" country is any country determined by the Adviser to have an emerging market economy, considering factors such as the country's credit rating, its political and economic stability and the development of its financial and capital markets. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products than more developed countries. In many circumstances, the Fund purchases ADRs of foreign companies on U.S. exchanges, rather than foreign shares on foreign exchanges, to facilitate greater liquidity and lower custodial expenses.

The Adviser's investment professionals work as a team to develop investment ideas by analyzing company and industry statements, monitoring Wall Street and other research sources and interviewing company management. The Adviser also evaluates economic conditions and fiscal and monetary policies. The Adviser's approach focuses first on individual stocks and then on industries or sectors. The Adviser does not attempt to time the market. The Adviser tries to select quality companies:

     o    Possessing above-average financial characteristics;

     o    Having seasoned management;

     o    Enjoying product or market advantages;

     o Whose stock is selling at a low relative historical valuation based on ratios such as price-to-earnings, price-to-book, price-to-sales and price-to-cash flow;

     o Experiencing positive developments not yet recognized by the markets, such as positive changes in management, improved margins, corporate restructuring or new products; and/or

     o    Possessing significant appreciation potential within 12 to 18 months.

The Adviser may sell a stock because:

     o    It realizes positive developments and achieves its target price;

     o It experiences exaggerated price moves relative to actual developments;

     o    It becomes overweighted in the portfolio; or

     o    It experiences a change in or deteriorating fundamentals.

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PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

Since it purchases equity securities, the Fund is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund. This risk is greater for small-and medium-sized companies, which tend to be more vulnerable to adverse developments than larger companies.

When the Fund invests in foreign securities, including direct investments and through ADRs, it will be subject to risks not typically associated with domestic securities. Foreign investments, especially investments in emerging markets, can be riskier and more volatile than investments in the United States. Adverse political and economic developments or changes in the value of foreign currency can make it difficult for the Fund to sell its securities and could reduce the value of your shares. Foreign companies may not be registered with the U.S. Securities and Exchange Commission (the "SEC") and are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publically available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. Although ADRs and other depositary receipts are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies, they are also subject to many of the risks associated with investing directly in foreign securities. The Fund may invest in unsponsored ADRs, which are issued by one or more depositaries without a formal agreement with the company

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that issues the underlying securities. Holders of unsponsored ADRs generally bear all the costs of such ADRs. In addition, the issuers of the securities underlying unsponsored ADRs are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the ADRs.

Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in non-U.S. securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Fund investments in foreign currencies and securities denominated in foreign currencies are subject to currency risk. As a result, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Additionally, the value of the Fund's assets measured in U.S. dollars may be affected by exchange control regulations. The Fund will generally incur transaction costs in connection with conversions between various currencies which will negatively impact performance.

The Fund pursues a "value style" of investing. Value investing focuses on companies whose stock appears undervalued in light of factors such as the company's earnings, book value, revenues or cash flow. If the Adviser's assessment of market conditions, or a company's value or prospects for exceeding earnings expectations is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. In addition, "value stocks" can continue to be undervalued by the market for long periods of time.

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PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year and since inception compare with those of a broad measure of market performance. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

As of the date of this prospectus, Institutional Class Shares of the Fund have not commenced operations and therefore have no performance information to report. The performance information provided shows the returns of Investor Class Shares of the Fund, which are offered in a separate prospectus. Institutional Class Shares of the Fund would have substantially similar performance as Investor Class Shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the expenses of Institutional Class Shares are lower. Updated performance information is available on the Fund's website at www.cambiar.com or by calling 1-866-777-8227.

                  [BAR CHART OMITTED - PLOT POINTS AS FOLLOWS]


                     13.51%                         33.73%
                     -------------------------------------
                      2012                           2013


During the periods shown in the chart, the Fund's Investor Class Shares' highest return for a quarter was 11.69% (quarter ended 3/31/2012) and the lowest return for a quarter was (8.61)% (quarter ended 6/30/2012). The Fund's Investor Class Shares' total return from 1/1/2014 to 9/30/2014 was (0.66)%.

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AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2013

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").


                                                                      SINCE
                                                                    INCEPTION
INVESTOR CLASS SHARES                                   1 YEAR      (11/30/11)
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Fund Returns Before Taxes                               33.73%       22.71%
Fund Returns After Taxes on Distributions               29.65%       20.58%
Fund Returns After Taxes on Distributions and Sale
  of Fund Shares                                        19.99%       17.06%
MSCI ACWI (reflects no deduction for fees,
  expenses, or taxes)                                   22.80%       18.46%

INVESTMENT ADVISER

Cambiar Investors LLC

PORTFOLIO MANAGERS

Anna (Ania) A. Aldrich, CFA, Investment Principal, has served on the portfolio team for the Fund since its inception in 2011.

Todd L. Edwards, PhD, Investment Principal, has served on the portfolio team for the Fund since its inception in 2011.

Alvaro Shiraishi, Investment Principal, has served on the portfolio team for the Fund since its inception in 2011.

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PURCHASE AND SALE OF FUND SHARES

To purchase shares of the Fund for the first time, you must invest at least $5,000,000. The Fund reserves the right to waive the minimum initial investment amounts in its sole discretion. If the Fund elects to do so, the Fund reserves the right to transfer shares purchased below the minimum investment, on a tax-free basis, from Institutional Class Shares to Investor Class Shares of the Fund. There is no minimum for subsequent investments.

If you own your shares directly, you may redeem your shares on any day the New York Stock Exchange ("NYSE") is open for business by contacting the Fund directly by mail at: The Cambiar Funds, P.O. Box 219009, Kansas City, Missouri 64121-9009 (Express Mail Address: The Cambiar Funds, c/o DST Systems, Inc., 430 West 7th Street, Kansas City, MO 64105) or telephone at 1-866-777-8227.

If you own your shares through an account with an investment professional or other institution, contact that investment professional or institution to redeem your shares. Your investment professional or institution may charge a fee for its services in addition to the fees charged by the Fund.

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or IRA, in which case your distribution will be taxed when withdrawn from the tax-deferred account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

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                                                                 CMB-SM-000-0000